Investments in Associates and Joint Ventures (Tables)	9 Months Ended
Mar. 31, 2023
Interests in other entities [Abstract]
Disclosure of Associates
The carrying value of investments in associates and joint ventures consist of:

		CTT Pharmaceutical	Choom	Venn Cannabis	Total
	Note	Holdings Inc.	Note 6(a)
		$	$	$	$
Balance, June 30, 2021		289	—	—	289
Additions		—	5,825	1,156	6,981
Share of net income(1)		—	(344)	51	(293)
Disposition		(289)	—	—	(289)
Impairment		—	(5,479)	—	(5,479)
OCI FX and share of OCI loss		—	(2)	—	(2)
Balance, June 30, 2022		—	—	1,207	1,207
Additions		—	—	—	—
Share of net income(1)	22	—	—	33	33
Disposition		—	—	—	—
Impairment		—	—	(1,240)	(1,240)
OCI FX and share of OCI loss		—	—	—	—
Balance, March 31, 2023		—	—	—	—
(1)Represents an estimate of the Company’s share of net income based on the latest available information of each investee.
On April 22, 2023, the Company finalized the wind up its joint venture in Venn Cannabis. In exchange for terminating the Joint Venture Operating Agreement, the Company transferred its shares in the Venn Cannabis to the joint partner. Pursuant to the the Joint Venture Operating Agreement, the Company was responsible for certain costs arising from the termination in the amount of $1.0 million. These costs have been recognized as at March 31, 2023 in accounts payable and accrued liabilities on the consolidated statements of financial position.
Investments in Joint Ventures
The carrying value of investments in associates and joint ventures consist of:

		CTT Pharmaceutical	Choom	Venn Cannabis	Total
	Note	Holdings Inc.	Note 6(a)
		$	$	$	$
Balance, June 30, 2021		289	—	—	289
Additions		—	5,825	1,156	6,981
Share of net income(1)		—	(344)	51	(293)
Disposition		(289)	—	—	(289)
Impairment		—	(5,479)	—	(5,479)
OCI FX and share of OCI loss		—	(2)	—	(2)
Balance, June 30, 2022		—	—	1,207	1,207
Additions		—	—	—	—
Share of net income(1)	22	—	—	33	33
Disposition		—	—	—	—
Impairment		—	—	(1,240)	(1,240)
OCI FX and share of OCI loss		—	—	—	—
Balance, March 31, 2023		—	—	—	—
(1)Represents an estimate of the Company’s share of net income based on the latest available information of each investee.
On April 22, 2023, the Company finalized the wind up its joint venture in Venn Cannabis. In exchange for terminating the Joint Venture Operating Agreement, the Company transferred its shares in the Venn Cannabis to the joint partner. Pursuant to the the Joint Venture Operating Agreement, the Company was responsible for certain costs arising from the termination in the amount of $1.0 million. These costs have been recognized as at March 31, 2023 in accounts payable and accrued liabilities on the consolidated statements of financial position.